Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	$ 6,450	$ 6,634	$ 11,526	$ 12,259
Cost of goods sold	5,252	5,456	9,490	10,172
Other, net	190	112	820	212
Interest expense	240	282	470	566
Income taxes	107	126	147	203
Net income (loss)	129	122	(384)	145
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	(6)	90	3	173
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	(13)	9	(20)	13
Cost of goods sold	(16)	73	(22)	124
Other, net	(4)	2	(6)	28
Interest expense	2	2	3	5
Income taxes	6	(18)	9	(41)
Net income (loss)	(25)	68	(36)	129
Reclassification out of Accumulated Other Comprehensive Income [Member] | Change in Retirement Plans' Funded Status [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	22	27	46	55
Amortization of prior service cost	(1)	(2)	(2)	(5)
Income taxes	(2)	(3)	(5)	(6)
Net income (loss)	$ 19	$ 22	$ 39	$ 44